EATON SHAREHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 18,531	$ 19,069	$ 17,075
Other comprehensive income (loss) before reclassifications	210
Amounts reclassified from Accumulated other comprehensive loss (income)	13
Net current-period Other comprehensive income (loss)	223	(436)	39
Balance at end of period	19,469	18,531	19,069
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(4,342)	(3,906)	(3,946)
Balance at end of period	(4,118)	(4,342)	$ (3,906)
Currency translation and related hedging instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(3,399)
Other comprehensive income (loss) before reclassifications	255
Amounts reclassified from Accumulated other comprehensive loss (income)	(15)
Net current-period Other comprehensive income (loss)	240
Balance at end of period	(3,159)	(3,399)
Pensions and other postretirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(1,044)
Other comprehensive income (loss) before reclassifications	(68)
Amounts reclassified from Accumulated other comprehensive loss (income)	50
Net current-period Other comprehensive income (loss)	(18)
Balance at end of period	(1,062)	(1,044)
Cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	101
Other comprehensive income (loss) before reclassifications	23
Amounts reclassified from Accumulated other comprehensive loss (income)	(22)
Net current-period Other comprehensive income (loss)	1
Balance at end of period	$ 102	$ 101